Schedule of effective income tax rate (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore statutory income tax rate		17.00%	17.00%	17.00%
Tax rate difference outside Singapore	[1]	(16.60%)	(14.20%)	0.00%
Taxable income below exemption threshold		0.00%	0.00%	(0.50%)
Change in valuation allowance		(0.40%)	(1.90%)	1.70%
Others	[2]	0.00%	(0.80%)	(15.40%)
Effective tax rate		0.00%	0.10%	2.80%

[1]	It is mainly due to tax rate difference of the entities incorporated in British Virgin Islands.
[2]	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.